Expense Example, No Redemption - Class C and R6 Shares - Federated Hermes SDG Engagement Equity Fund	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	300	918	1,562	3,290	190	588	1,011	2,190